PROVISION FOR INCOME TAXES	6 Months Ended
Mar. 31, 2024
Income Tax Disclosure [Abstract]
PROVISION FOR INCOME TAXES

NOTE 14 – PROVISION FOR INCOME TAXES

British Virgin Islands

QMMM Holdings Limited is incorporated in Cayman Islands and Grade A Global Limited and Witty Time Holdings Limited are incorporated in the British Virgin Islands and are not subject to tax on income or capital gains under current Cayman Islands law and British Virgin Islands law, respectively. In addition, upon payments of dividends by these entities to their shareholders, no withholding tax will be imposed.

QMMM HOLDINGS LIMITED

NOTES TO THE UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

FOR THE SIX MONTHS ENDED MARCH 31, 2024 AND 2023

(Stated in US Dollars)

NOTE 14 – PROVISION FOR INCOME TAXES (Continued)

HK SAR

On March 21, 2018, the HK SAR Legislative Council passed The Inland Revenue (Amendment) (No. 7) Bill 2017 (the “Bill”) which introduces the two-tiered profits tax rates regime. The Bill was signed into law on March 21, 2018 and was gazetted on the following day. Under the two-tiered profits tax rates regime, the first HK$2 million of profits of the qualifying group entity will be taxed at 8.25%, and profits above HK$2 million will be taxed at 16.5%. The profits of group entities not qualifying for the two-tiered profits tax rates regime will continue to be taxed at a flat rate of 16.5%.

Accordingly, the HK SAR profits tax is calculated at 8.25% on the first HK$2 million of the estimated assessable profits and at 16.5% on the estimated assessable profits above HK$2 million. The following tables provide the reconciliation of the difference between the statutory and effective tax expenses for the six months ended March 31, 2024 and 2023.

	March 31,
	2024	2023

Loss before tax expenses	$(142,213)	$(602,867)
Income taxes computed at Hong Kong Profits Tax rate	(23,465)	(99,473)
Tax allowance at the statutory tax rates	(530)	(3,967)
Tax effect on non-assessable income*	-	(4,997)
Tax effect on non-deductible expenses	49,946	107,421
Tax effect on tax losses not recognized	-	19,226
Tax effect on utilization of tax losses	(18,233)	-
Tax effect of two-tier tax rate	(3,859)	(9,105)
Income taxes	$3,859	$9,105

*	Income that is not taxable mainly consisted of government grants which are non-taxable under Hong Kong profits tax law for the six months ended March 31, 2024 and 2023.

Significant component of deferred tax assets as follows:

	March 31, 2024	September 30, 2023

Net operating loss carry forward	$22,070	$40,257
Valuation allowance	(22,070)	(40,257)
Deferred tax assets	$-	$-

In assessing the realizability of deferred tax assets, management consider whether it is more likely than not that some portion or all of the deferred tax assets will be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Management considers the cumulative earnings and projected future taxable income in making the assessment. Recovery of substantially all of the Company’s deferred tax assets is dependent upon the generation of future income, exclusive of reversing taxable temporary differences. The Company concludes that it cannot reliably predict future profitability, and accordingly, unable to determine if it can derive future benefits from the deferred tax assets arising from the net operating loss carry forward.

QMMM HOLDINGS LIMITED

NOTES TO THE UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

FOR THE SIX MONTHS ENDED MARCH 31, 2024 AND 2023

(Stated in US Dollars)